Income taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income taxes
Income from continuing operations before income taxes	¥ 119,328	¥ 107,092	¥ 84,460
The Company and domestic subsidiaries
Income taxes
Income from continuing operations before income taxes	17,492	23,398	25,262
Foreign Subsidiaries
Income taxes
Income from continuing operations before income taxes	¥ 101,836	¥ 83,694	¥ 59,198